Related Party Transactions - Schedule of Related Parties Transactions (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Poh Kiong Tan
Loan from related parties	$ 6,583,816	$ 4,237,928
Cong Ty Tnhh Trident Digital Tech
Research and development services provided to the Company	701,874	447,369
Poh Kiong Tan [Member]
Poh Kiong Tan
Loan from related parties		22,663
Repayment of loan from related party		6,043
Soon Huat Lim [Member]
Poh Kiong Tan
Loan from related parties	6,583,816	4,215,265
Repayment of loan from related party	2,521,852	4,559
Soon Huat Lim
Expenses paid on behalf of the Group	6,211
Cong Ty Tnhh Trident Digital Tech [Member]
Cong Ty Tnhh Trident Digital Tech
Research and development services provided to the Company	254,416	200,055
Maintenance services provided to the Company	71,661	66,012
Trident Aliska Digital Tech Ghana Ltd [Member]
Trident Aliska Digital Tech Ghana Ltd
Payment made on behalf of a related party	$ 916,770